                          [LOGO OF FIRST CHOICE FUNDS]
                           U.S. TREASURY RESERVE FUND

                               CASH RESERVE FUND

                                  EQUITY FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                 March 31, 2000

                              Distributed through

                          Provident Distributors, Inc.

                               3200 Horizon Drive

                      King of Prussia, Pennsylvania 19406

                        1-888-FIRST16 (Retail Investors)

                                 1-888-347-7816

                    1-877-344-3060 (Institutional Investors)

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------

                               Table of Contents

                           Letter to Our Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                          U.S. Treasury Reserve Fund:
                                     PAGE 3
                               Cash Reserve Fund:
                                     PAGE 4
                                  Equity Fund:
                                     PAGE 6

                      Statements of Assets and Liabilities
                                     PAGE 8

                            Statements of Operations
                                     PAGE 9

                      Statements of Changes in Net Assets
                                    PAGE 10

                              Financial Highlights
                                    PAGE 13

                         Notes to Financial Statements
                                    PAGE 16

                            Shareholder Information
                                   BACKCOVER
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First Choice Funds Trust
                                                   [LOGO OF FIRST CHOICE FUNDS]
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                                                                              1
                                                                 March 31, 2000

Fellow Shareholders,

We are delighted to report that the First Choice Funds have continued their pattern of success since our Annual Report in September, 1999. The past six months included a positive economic outlook, large cap stocks continuing to enjoy above average gains and the Federal Reserve changing interest rates in reaction to domestic and international concerns.

                              Market Perspective

Over the past six months ended March 31, 2000, the domestic economy continued growing, as it entered its tenth year of economic expansion in early 2000. Bolstered by productivity gains through technological advances, the economy grew at a 6.3% annual rate as measured by Gross Domestic Product. Inflation crept higher, rising at a 4.0% annual rate, even as oil prices declined. The Federal Reserve increased the Federal Funds rate three times during the six month period, raising the rate to 6.0% in hopes of slowing the economy and controlling inflation.

                                  Equity Fund

During this same period, the domestic equity market had a tremendous advance. Fueled by continued strength in the domestic economy, prospects for low infla-tion and signs of recovery in the global economy, large capitalized stocks as a whole performed well.

                                            Three Months Ended Six Months Ended
                                              March 31, 2000    March 31, 2000
                                            ------------------ ----------------
   First Choice Equity Fund--Retail
    Class.................................         5.4%             22.1%
   First Choice Equity Fund--Institutional
    Class.................................         5.4%             22.1%
   S&P 500................................         2.3%             17.5%

The strongest sectors were electrical equipment, semi-conductors, and soft-ware. The Fund benefited from the appreciation of some of our largest holdings which included Texas Instruments, Intel and Oracle. The Equity Fund was able to maintain a yield of 1.0% compared to 1.1% for the S&P 500.

                   U.S. Treasury Fund and Cash Reserve Fund

U.S. Treasury and Cash Reserve Funds were comparable to the average Treasury and First Tier Fund, respectively, during the past 6 months ended March 31, 2000. With the Federal Reserve multiple increases of the Fed Funds rate by a total of 0.75 basis points (0.75%) and subsequent, short term rates increasing due to these actions, the yields also increased for both funds.

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                                                       First Choice Funds Trust
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[LOGO OF FIRST CHOICE FUNDS]


2
U.S. Treasury

In the U.S. Treasury Reserve Fund market throughout most of the year, we ac-tively managed the average maturity against shifts in the yield curve taking advantage of changing interest rates.

  Total Returns:

                                           Three Months Ended Six Months Ended
                                             March 31, 2000    March 31, 2000
                                           ------------------ ----------------
   U.S. Treasury Reserve--Retail Class....        1.2%              2.3%
   iMoneyNetU.S. Treasury Retail Peer
    Group.................................        1.2%              2.3%
   U.S. Treasury Reserve--Institutional
    Class.................................        1.3%              2.4%
   iMoneyNetU.S. Treasury Institutional
    Peer Group............................        1.3%              2.5%

Cash Reserve

In the Cash Reserve Fund we were able to take advantage of foreign banks pay-ing higher interest rates. By varying the average maturity of the investments held by the Cash Reserve Fund, we were also able to take advantage of shifts in the yield curves, especially with respect to the Year 2000 related influ-ences.

  Total Returns:

                                           Three Months Ended Six Months Ended
                                             March 31, 2000    March 31, 2000
                                           ------------------ ----------------
   Cash Reserve--Retail Class.............        1.3%              2.6%
   iMoneyNet Cash Reserve Retail Peer
    Group.................................        1.3%              2.6%
   Cash Reserve--Institutional Class......        1.4%              2.7%
   iMoneyNet Cash Reserve Institutional
    Peer Group............................        1.4%              2.7%

If you have any questions, please call us at 1-888-FIRST-16 (1-888-347-7816), or visit our website at www.firstchoicefunds.com.

Best Regards,

William C. Conrad
President & CEO
First American Capital Management, Inc.

Past performance does not guarantee future results. Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, shares may be worth more or less than their original cost. Certain expenses were subsidized. If this were not in effect, the re-turns would have been lower. An investment in the Funds is neither insured nor guaranteed by the U.S. Government of the Federal Deposit Insurance Corpora-tion. Yields may fluctuate and although the U.S. Treasury Reserve Fund and Cash Reserve Fund seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds.

The S&P 500 Index is an unmanaged index of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as repre-sentative of the general market for stocks in the United States. Investment returns assume the reinvestment of dividends paid on stocks comprising the In-dex. Investors cannot invest directly in any index. This Index has no commis-sions or management fees.

The iMoneyNet (formerly IBC Financial) Peer Groups are an average of various money markets that comprise the iMoneyNet database in each of the respective categories. The Peer Group for the Treasury Fund is comprised of some funds that do not exclusively invest in 100% U.S. Treasuries as is the case for the First Choice U.S. Treasury Reserve and thus their yields may be higher. In-vestors cannot invest directly in either of these Peer Groups.

This material must be accompanied or preceded by a current prospectus.
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First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
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                                                                               3
U.S. Treasury Reserve Fund
Schedule of Portfolio Investments -- March 31, 2000 (unaudited)

  Principal                                                             Value
   Amount                                                             (Note 2)
 -----------                                                         -----------
 U.S. GOVERNMENT OBLIGATIONS - 99.8%
             U.S. Treasury Bills (A) - 70.2%
 $14,676,000 5.34%, 04/27/2000.....................................  $14,620,776
   2,275,000 5.53%, 05/11/2000.....................................    2,261,461
   1,635,000 5.68%, 05/25/2000.....................................    1,621,505
   4,799,000 5.69%, 06/01/2000.....................................    4,754,144
  10,875,000 5.59%, 06/08/2000.....................................   10,763,723
   2,031,000 5.72%, 06/22/2000.....................................    2,005,492
     853,000 5.95%, 08/10/2000.....................................      835,270
   2,000,000 6.08%, 08/24/2000.....................................    1,952,875
   1,875,000 6.11%, 09/07/2000.....................................    1,826,430
                                                                     -----------
                                                                      40,641,676
                                                                     -----------
             U.S. Treasury Notes - 29.6%
   8,457,000 6.75%, 04/30/2000.....................................    8,462,671
   1,185,000 6.38%, 05/15/2000.....................................    1,185,927
   4,917,000 6.25%, 05/31/2000.....................................    4,921,625
   2,590,000 5.13%, 08/31/2000.....................................    2,579,720
                                                                     -----------
                                                                      17,149,943
                                                                     -----------
 Total U.S. Government Obligations..................................  57,791,619
                                                                     -----------
 (Cost $57,791,619)
 Total Investments - 99.8%..........................................  57,791,619
 (Cost $57,791,619*)
 Net Other Assets and Liabilities - 0.2%............................     115,536
                                                                     -----------
 Total Net Assets - 100.0%.......................................... $57,907,155
                                                                     ===========

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
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                                                        First Choice Funds Trust
--------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


4
Cash Reserve Fund
Schedule of Portfolio Investments -- March 31, 2000 (unaudited)

 Principal                                                           Value
   Amount                                                           (Note 2)
 ----------                                                       ------------
 COMMERCIAL PAPER (A) - 64.2%
            Automobile Financing - 11.0%
 $4,000,000 Ford Motor Credit Co. 6.01%, 06/07/2000.............  $  3,956,822
  2,000,000 General Motors Acceptance Corp. 6.08%, 6/08/2000....     1,977,825
  2,973,000 General Motors Acceptance Corp. 6.22%, 06/27/2000...     2,930,035
  2,375,000 Toyota Motor Credit Corp. 6.09%, 07/20/2000.........     2,332,765
                                                                  ------------
                                                                    11,197,447
                                                                  ------------
            Business Finance and Leasing - 4.4%
    240,000 CIT Group Holdings, Inc. 5.93%, 04/03/2000..........       239,923
  4,200,000 General Electric Capital Corp. 6.00%, 04/18/2000....     4,188,358
                                                                  ------------
                                                                     4,428,281
                                                                  ------------
            Foreign Banks - 8.9%
  5,100,000 Deutsche Bank Financial 6.37%, 8/02/2000............     4,992,836
  4,000,000 Westpac Capital Corp. 6.09%, 04/07/2000.............     3,996,113
                                                                  ------------
                                                                     8,988,949
                                                                  ------------
            Letter of Credit - 3.4%
  3,500,000 Barclays Bank (United Mexican States)
            5.98%, 06/02/2000...................................     3,465,340
                                                                  ------------
            Office Equipment - 4.9%
  4,950,000 Xerox Corp. 6.07%, 05/01/2000.......................     4,925,663
                                                                  ------------

 Principal                                                            Value
   Amount                                                            (Note 2)
 ----------                                                        ------------
            Personal Finance - 9.1%
 $4,700,000 American General Finance Corp. 6.07%, 05/04/2000....   $  4,674,581
  4,600,000 Household Finance Co. 6.06%, 05/09/2000.............      4,571,449
                                                                   ------------
                                                                      9,246,030
                                                                   ------------
            Recreation - 4.7%
  4,800,000 The Walt Disney Co. 6.09%, 07/07/2000...............      4,724,469
                                                                   ------------
            Security Brokers and Dealers - 17.8%
  4,200,000 Bear Stearns Co., Inc. 6.00%, 04/11/2000............      4,193,146
  4,200,000 Merrill Lynch & Co. 5.99%, 04/14/2000...............      4,191,097
  4,900,000 Morgan Stanley Dean Witter & Co. 5.97%, 04/25/2000..      4,881,053
  4,800,000 Salomon-Smith Barney Holdings, Inc.
            5.98%, 04/13/2000...................................      4,790,688
                                                                   ------------
                                                                     18,055,984
                                                                   ------------
            Total Commercial Paper..............................     65,032,163
                                                                   ------------
            (Cost $65,032,163)
 U.S. GOVERNMENT OBLIGATIONS (A) - 4.0%
            U.S. Treasury Bills
  4,050,000 6.07%, 04/18/2000...................................      4,038,582
                                                                   ------------
            Total U.S. Government Obligations...................      4,038,582
                                                                   ------------
            (Cost $4,038,582)

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------
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First Choice Funds Trust
                                                   [LOGO OF FIRST CHOICE FUNDS]
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                                                                              5
Cash Reserve Fund
Schedule of Portfolio Investments -- March 31, 2000 (unaudited)

 Principal                               Value
   Amount                               (Note 2)
 ----------                           ------------
 U.S. AGENCY OBLIGATIONS (A) - 11.6%
            Federal Home Loan
            Mortgage Corporation
            Discount Notes
 $4,000,000 6.14%, 04/03/2000.......  $  3,998,655
  6,208,000 5.98%, 04/04/2000.......     6,204,947
            Zero Coupon
  1,522,000 6.00%, 04/11/2000.......     1,519,506
                                      ------------
            Total U.S. Agency
            Obligations.............    11,723,108
                                      ------------
            (Cost $11,723,108)
 CERTIFICATES OF DEPOSIT-DOMESTIC - 3.9%
  4,000,000 Bank One NA, Illinois
            5.95%, 04/19/2000.......     4,000,058
                                      ------------

 Principal                                                       Value
   Amount                                                       (Note 2)
 ----------                                                   ------------
 YANKEE CERTIFICATES OF DEPOSITS AND DEPOSIT NOTES - 16.3%
 $4,500,000 Canadian Imperial Bank of Commerce
            6.20%, 08/01/2000...............................  $  4,498,182
  4,000,000 Rabobank Nederland NV 6.02%, 06/30/2000.........     4,000,165
  4,000,000 Svenska Handelsbanken, Inc.
            5.75%, 7/27/2000................................     3,994,065
  4,000,000 Union Bank of Switzerland (NY)
            5.48%, 06/02/2000...............................     3,995,325
                                                              ------------
                                                                16,487,737
                                                              ------------
            Total Certificates of Deposits..................    20,487,797
                                                              ------------
            (Cost $20,487,795)
 Total Investments - 100.0%..................................  101,281,648
 (Cost $101,281,648*)
 Net Other Assets and Liabilities - (0.0%)...................      (23,654)
                                                              ------------
 Total Net Assets - 100.0%................................... $101,257,994
                                                              ============

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of pur-chase.

Please see the accompanying notes to financial statements.
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                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
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6
Equity Fund
Schedule of Portfolio Investments -- March 31, 2000 (unaudited)

                                                                       Value
    Shares                                                            (Note 2)
 ------------                                                       ------------
 COMMON STOCKS - 98.7%
              Aerospace & Defense - 0.8%
        3,000 United Technologies Corp. .........................   $    189,563
                                                                    ------------
              Automotive - 1.6%
        8,000 Ford Motor Co. ....................................        367,500
                                                                    ------------
              Chemicals - 1.2%
        5,000 du Pont (E.I.) de Nemours and Co. .................        264,375
                                                                    ------------
              Computer Hardware & Systems - 9.7%
        9,300 Dell Computer Corp.*...............................        501,619
        2,200 EMC Corp.*.........................................        275,000
        5,500 Hewlett-Packard Co. ...............................        729,094
        5,800 International Business Machines Corp. .............        684,400
                                                                    ------------
                                                                       2,190,113
                                                                    ------------
              Computer Software & Services - 10.6%
        6,500 BMC Software, Inc.*................................        320,938
       15,700 Compuware Corp.*...................................        330,681
        7,500 Microsoft Corp.*...................................        796,875
       12,100 Oracle Corp.*......................................        944,556
                                                                    ------------
                                                                       2,393,050
                                                                    ------------
              Electrical Equipment - 9.1%
        8,000 Cisco Systems, Inc.*...............................        618,500
        6,700 General Electric Co. ..............................      1,039,756
       10,200 Solectron Corp.*...................................        408,638
                                                                    ------------
                                                                       2,066,894
                                                                    ------------
              Energy - 4.4%
        7,100 Exxon Mobile Corp. ................................        552,469
        3,800 Royal Dutch Petroleum Co.-NY Shs. .................        218,738
        4,000 Texaco, Inc. ......................................        214,500
                                                                    ------------
                                                                         985,707
                                                                    ------------

                                                                      Value
    Shares                                                           (Note 2)
 ------------                                                      ------------
              Entertainment/Leisure - 4.4%
        3,700 CBS Corp.*........................................   $    209,512
        3,000 McDonald's Corp...................................        112,687
              Entertainment/Leisure (continued)
       10,000 The Walt Disney Co. ..............................        413,750
        5,000 Viacom, Inc., Class B*............................        263,750
                                                                   ------------
                                                                        999,699
                                                                   ------------
              Financial/Banking - 3.0%
        6,000 Bank of America Corp..............................        314,625
        2,131 FleetBoston Financial Corp. ......................         77,781
        7,000 Wells Fargo & Co. ................................        286,562
                                                                   ------------
                                                                        678,968
                                                                   ------------
              Financial/Miscellaneous - 3.6%
        1,900 American Express Co...............................        282,981
        4,000 Fannie Mae........................................        225,750
       12,000 MBNA Corp. .......................................        306,000
                                                                   ------------
                                                                        814,731
                                                                   ------------
              Food/Beverages - 2.7%
        2,500 Bestfoods.........................................        117,031
        4,000 Coca-Cola Co. ....................................        187,750
        6,000 ConAgra, Inc. ....................................        108,750
        5,500 PepsiCo, Inc......................................        190,094
                                                                   ------------
                                                                        603,625
                                                                   ------------
              Health & Drug - 9.0%
        5,600 Abbott Laboratories...............................        197,050
        3,400 Bristol-Myers Squibb Co. .........................        196,350
        4,000 Johnson & Johnson.................................        280,250
        4,000 Lilly (Eli) & Co. ................................        252,000
        5,500 Merck & Co., Inc. ................................        341,688
       10,800 Pfizer, Inc. .....................................        394,875
        3,800 Warner-Lambert Co. ...............................        370,500
                                                                   ------------
                                                                      2,032,713
                                                                   ------------

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------
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First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
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                                                                               7
Equity Fund
Schedule of Portfolio Investments -- March 31, 2000 (unaudited)(continued)

                                                                       Value
    Shares                                                            (Note 2)
 ------------                                                       ------------
              Household/Personal Care - 2.2%
        9,000 Colgate-Palmolive Co. ..............................  $    507,375
                                                                    ------------
              Insurance - 2.4%
        5,000 American International Group, Inc. .................       547,500
                                                                    ------------
              Investment Bank/Brokerage - 4.6%
        4,500 Merrill Lynch & Co., Inc............................       472,500
        7,000 Morgan Stanley Dean Witter & Co.....................       570,938
                                                                    ------------
                                                                       1,043,438
                                                                    ------------
              Manufactured Goods - 2.2%
       10,000 Tyco International, Ltd.............................       498,750
                                                                    ------------
              Office Equipment - 2.3%
       20,000 Xerox Corp..........................................       520,000
                                                                    ------------
              Retail - 4.8%
        9,000 Home Depot, Inc.....................................       580,500
        9,000 Wal-Mart Stores, Inc. ..............................       499,500
                                                                    ------------
                                                                       1,080,000
                                                                    ------------
              Semiconductors - 9.8%
        9,000 Intel Corp..........................................     1,187,437
        6,500 Texas Instruments, Inc..............................     1,040,000
                                                                    ------------
                                                                       2,227,437
                                                                    ------------
              Telecommunications - 8.5%
        7,000 AT&T Corp. .........................................       393,750
        3,600 BellSouth Corp. ....................................       169,200
        4,000 GTE Corp............................................       284,000
        7,800 MCI WorldCom, Inc.*.................................       353,437
        6,200 SBC Communications, Inc.............................       260,400
        7,200 Tellabs, Inc.*......................................       453,488
                                                                    ------------
                                                                       1,914,275
                                                                    ------------

                                                                    Value
    Shares                                                         (Note 2)
 ------------                                                    ------------
              Transportation - 0.4%
        4,000 Burlington Northern Santa Fe Corp................  $     88,500
                                                                 ------------
              Utilities - 1.4%
        4,000 Duke Energy Corp.................................       210,000
        4,600 Southern Co. ....................................       100,050
                                                                 ------------
                                                                      310,050
                                                                 ------------
              Total Common Stocks..............................    22,324,263
                                                                 ------------
              (Cost $16,874,749)
  Principal                                                         Value
    Amount                                                         (Note 2)
 ------------                                                    ------------
 INVESTMENT COMPANY (A) - 1.4%
 $    319,424 State Street Global Advisers Money Market Fund,
              5.70%............................................       319,424
                                                                 ------------
              Total Investment Company.........................       319,424
                                                                 ------------
              (Cost $319,424)
 Total Investments - 100.1%.....................................   22,643,687
 (Cost $17,194,173**)
 Net Other Assets and Liabilities - (0.1%)......................      (19,333)
                                                                 ------------
 Total Net Assets - 100.0%...................................... $ 22,624,354
                                                                 ============

-----------------
*Non-income producing security.
**Aggregate cost for Federal tax purposes.
(A) The rate shown represents the seven day yield at March 31, 2000.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
--------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


8
Statements of Assets and Liabilities -- March 31, 2000 (unaudited)

                                      U.S. Treasury      Cash          Equity
                                      Reserve Fund   Reserve Fund       Fund
                                      -------------  -------------  ------------
ASSETS:
 Investments at value (Amortized
  cost $57,791,619, $101,281,648 and
  cost $17,194,173, respectively)
  (Note 2)..........................  $ 57,791,619   $ 101,281,648  $ 22,643,687
 Cash...............................            --              --            --
 Dividends and interest receivable..       381,943         559,323        18,173
 Unamortized organization costs
  (Note 2)..........................         9,761          22,791         8,917
 Prepaid expenses and other assets..        12,990           4,382         1,012
                                      ------------   -------------  ------------
 Total Assets.......................    58,196,313     101,868,144    22,671,789
                                      ------------   -------------  ------------
LIABILITIES:
 Dividends payable..................       254,732         431,071        30,328
 Investment advisory fee payable
  (Note 4)..........................         5,133           7,749            --
 Administration and accounting fee
  payable (Note 4)..................         6,557           8,005         4,963
 Transfer agent fee payable (Note
  4)................................         9,429          14,396         2,625
 Trustee fee payable (Note 4).......           604           1,501           514
 Distribution fee payable (Note 4)..         1,225              13            24
 Due to Custodian...................           223         138,808            --
 Accrued expenses and other
  payables..........................        11,255           8,607         8,981
                                      ------------   -------------  ------------
 Total Liabilities..................       289,158         610,150        47,435
                                      ------------   -------------  ------------
NET ASSETS..........................  $ 57,907,155   $ 101,257,994  $ 22,624,354
                                      ============   =============  ============
NET ASSETS consist of:
 Par Value (Note 3).................  $     57,907   $     101,262  $      1,661
 Paid-in Capital (Note 3)...........    57,849,593     101,160,471    16,883,595
 Undistributed net investment income
  (loss)............................             2               1          (457)
 Accumulated net realized gain
  (loss) on investments sold........          (347)         (3,740)      290,041
 Unrealized appreciation on
  investments.......................            --              --     5,449,514
                                      ------------   -------------  ------------
TOTAL NET ASSETS....................  $ 57,907,155   $ 101,257,994  $ 22,624,354
                                      ============   =============  ============
Net Assets
 Service Class......................  $  6,338,970   $      62,510  $        N/A
 Retail Class.......................           N/A             N/A       188,072
 Institutional Class................    51,568,175     101,195,474    22,436,282
 Investment Class...................            10              10           N/A
                                      ------------   -------------  ------------
 Total..............................  $ 57,907,155   $ 101,257,994  $ 22,624,354
                                      ============   =============  ============
Shares Outstanding
 Service Class......................     6,337,455          62,513           N/A
 Retail Class.......................           N/A             N/A        13,807
 Institutional Class................    51,569,077     101,199,210     1,646,746
 Investment Class...................            10              10           N/A
                                      ------------   -------------  ------------
 Total..............................    57,906,542     101,261,733     1,660,553
                                      ============   =============  ============
Net Asset Value, offering and
 redemption price per share
 Service Class......................  $       1.00   $        1.00           N/A
                                      ============   =============  ============
 Retail Class(a)....................           N/A             N/A  $      13.62
                                      ============   =============  ============
 Institutional Class................  $       1.00   $        1.00  $      13.62
                                      ============   =============  ============
 Investment Class(b)................  $       1.00   $        1.00           N/A
                                      ============   =============  ============

-----------------------------------------------
 (a) Maximum offering price per share ($13.62/0.955 = $14.26)
 (b) The Investment Share Class was seeded on April 20, 1998. As of March 31, 2000, no investment activity had occurred.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                               9
Statements of Operations -- For the Six Months Ended March 31, 2000 (unaudited)

                                         U.S. Treasury     Cash
                                         Reserve Fund  Reserve Fund  Equity Fund
                                         ------------- ------------  -----------
INVESTMENT INCOME:
 Interest income (Note 2)...............  $ 1,761,451  $ 2,459,585   $     7,517
 Dividend income (Note 2)...............           --           --       111,911
                                          -----------  -----------   -----------
 Total Investment Income................    1,761,451    2,459,585       119,428
EXPENSES:
 Investment advisory fees (Note 4)......      101,124      127,468       102,112
 Administration fees (Note 4)...........       50,562       63,734        15,317
 Distribution fees (Note 4).............        8,442          131           112
 Accounting fees (Note 4)...............       17,700       17,797        19,297
 Custodian fees.........................       10,161       12,350         4,756
 Legal and Audit fees...................       20,160       22,243        12,044
 Amortization of organization costs
  (Note 2)..............................        6,398        6,398         1,409
 Trustees' fees and expenses (Note 4)...       10,305       14,959         3,610
 Transfer agent fees (Note 4)...........       12,469       17,780         5,589
 Registration and filing fees...........       10,717       17,171        10,998
 Other expenses.........................        4,655        3,939         1,941
                                          -----------  -----------   -----------
 Total Gross Expenses...................      252,693      303,970       177,185
  Less:Adviser fee waiver (Note 4)......      (67,416)     (84,979)     (102,112)
     Administration fee waiver (Note
      4)................................      (33,708)     (42,489)      (10,211)
                                          -----------  -----------   -----------
   Total Expenses.......................      151,569      176,502        64,862
  Less: Custody earnings credits (Note
   2)...................................         (241)        (230)          (29)
                                          -----------  -----------   -----------
   Net Expenses.........................      151,328      176,272        64,833
                                          -----------  -----------   -----------
NET INVESTMENT INCOME ..................    1,610,123    2,283,313        54,595
                                          -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS (Note 2):
 Net realized gain (loss) on investments
  sold..................................        1,727          (88)      290,175
 Net change in unrealized appreciation
  on investments........................           --           --     3,732,800
                                          -----------  -----------   -----------
 Net gain (loss) on investments.........        1,727          (88)    4,022,975
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $ 1,611,850  $ 2,283,225   $ 4,077,570
                                          ===========  ===========   ===========


Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


10
Statement of Changes in Net Assets

                                                 U.S. Treasury Reserve Fund
                                              ---------------------------------
                                                Six Months
                                                  Ended
                                              March 31, 2000     Year Ended
                                               (unaudited)   September 30, 1999
                                              -------------- ------------------
NET ASSETS at beginning of period...........   $ 70,798,831     $ 56,945,311
Increase in Net Assets
 resulting from operations:
 Net investment income......................      1,610,123        2,710,669
 Net realized gain on investments sold......          1,727              348
                                               ------------     ------------
 Net increase in net assets
  resulting from operations.................      1,611,850        2,711,017
                                               ------------     ------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class..............................       (153,731)        (313,350)
 Institutional Class........................     (1,456,392)      (2,397,317)
                                               ------------     ------------
  Total distributions to shareholders.......     (1,610,123)      (2,710,667)
                                               ------------     ------------
Net increase (decrease) from capital
 share transactions.........................    (12,893,403)      13,853,170
                                               ------------     ------------
 Net increase (decrease) in net assets......    (12,891,676)      13,853,520
                                               ------------     ------------
NET ASSETS at end of period.................   $ 57,907,155     $ 70,798,831
                                               ============     ============
Undistributed Net Investment Income.........   $          2     $          2
                                               ============     ============
Capital Stock Dollar Amounts and Share
 Activity:
 Service Class
 Net proceeds from sale of shares...........     35,480,156       57,754,721
 Issued to shareholders in reinvestment of
  dividends.................................          7,691           11,637
 Cost of shares repurchased.................    (35,347,343)     (62,764,097)
                                               ------------     ------------
 Net change resulting from share
  transactions..............................   $    140,504     $ (4,997,739)
                                               ============     ============
 Institutional Class
                                                                           $
 Net proceeds from sale of shares...........   $ 27,783,954      105,677,402
 Issued to shareholders in reinvestment of
  dividends.................................         47,484          100,182
 Cost of shares repurchased.................    (40,865,345)     (86,926,675)
                                               ------------     ------------
 Net change resulting from share                           $
  transactions..............................    (13,033,907)    $ 18,850,909
                                               ============     ============
 Investment Class
 Net proceeds from sale of shares...........             --               --
                                               ------------     ------------
 Net change resulting from share
  transactions..............................             --               --
                                               ============     ============

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              11
Statement of Changes in Net Assets

                                                     Cash Reserve Fund
                                             ----------------------------------
                                               Six Months
                                                 Ended
                                             March 31, 2000      Year Ended
                                              (unaudited)    September 30, 1999
                                             --------------  ------------------
NET ASSETS at beginning of period..........   $  77,832,386    $ 146,121,473
Increase in Net Assets
 resulting from operations:
 Net investment income.....................       2,283,313        5,045,640
 Net realized loss on investments sold.....             (88)          (2,091)
                                              -------------    -------------
 Net increase in net assets
  resulting from operations................       2,283,225        5,043,549
                                              -------------    -------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class.............................          (2,665)         (20,653)
 Institutional Class.......................      (2,280,647)      (5,024,987)
                                              -------------    -------------
  Total distributions to shareholders......      (2,283,312)      (5,045,640)
                                              -------------    -------------
Net increase (decrease) from capital
 share transactions:                             23,425,695      (68,286,996)
                                              -------------    -------------
 Net increase (decrease) in net assets.....      23,425,608      (68,289,087)
                                              -------------    -------------
NET ASSETS at end of period................   $ 101,257,994    $  77,832,386
                                              =============    =============
Undistributed Net Investment Income........   $           1    $          --
                                              =============    =============
Capital Stock Dollar Amounts and Share
 Activity:
 Service Class
 Net proceeds from sale of shares..........   $     141,800    $      56,203
 Issued to shareholders in reinvestment of
  dividends................................           2,146           20,402
 Cost of shares repurchased................        (254,394)        (391,697)
                                              -------------    -------------
 Net change resulting from share
  transactions.............................   $    (110,448)   $    (315,092)
                                              =============    =============
 Institutional Class
 Net proceeds from sale of shares..........   $ 168,284,503    $ 234,877,025
 Issued to shareholders in reinvestment of
  dividends................................          40,039           60,493
 Cost of shares repurchased................    (144,788,399)    (302,909,421)
                                              -------------    -------------
 Net change resulting from share
  transactions.............................   $  23,536,143    $ (67,971,903)
                                              =============    =============
 Investment Class
 Net proceeds from sale of shares..........              --               --
                                              -------------    -------------
 Net change resulting from share
  transactions.............................              --               --
                                              =============    =============

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


12
Statement of Changes in Net Assets

                                                         Equity Fund
                                              ---------------------------------
                                                Six Months
                                                  Ended
                                              March 31, 2000     Year Ended
                                               (unaudited)   September 30, 1999
                                              -------------- ------------------
NET ASSETS at beginning of period...........   $ 18,327,945     $ 14,351,799
Increase in Net Assets resulting from
 operations:
 Net investment income......................         54,595          165,472
 Net realized gain on investments sold......        290,175        1,446,764
 Net change in unrealized appreciation on
  investments...............................      3,732,800        2,455,506
                                               ------------     ------------
 Net increase in net assets resulting from
  operations................................      4,077,570        4,067,742
                                               ------------     ------------
Distributions to shareholders from:
 Net Investment Income:
 Retail Class...............................           (242)            (687)
 Institutional Class........................        (54,479)        (179,970)
 Realized Gains on Investments:
 Retail Class...............................         (5,721)              --
 Institutional Class........................     (1,358,985)              --
                                               ------------     ------------
  Total distributions to shareholders.......     (1,419,427)        (180,657)
                                               ------------     ------------
Net increase from capital share
 transactions...............................      1,638,266           89,061
                                               ------------     ------------
 Net increase in net assets.................      4,296,409        3,976,146
                                               ------------     ------------
NET ASSETS at end of period.................   $ 22,624,354     $ 18,327,945
                                               ============     ============
Undistributed Net Investment Loss...........   $       (457)    $       (331)
                                               ============     ============
Capital Stock Dollar Activity:
 Retail Class
 Net proceeds from sale of shares...........   $     95,810     $      7,617
 Issued to shareholders in reinvestment of
  dividends.................................          6,074              238
 Cost of shares repurchased.................             --          (87,983)
                                               ------------     ------------
 Net change resulting from share
  transactions..............................   $    101,884     $    (80,128)
                                               ============     ============
 Institutional Class
 Net proceeds from sale of shares...........   $    160,000     $     80,000
 Issued to shareholders in reinvestment of
  dividends.................................      1,376,382            1,055
 Cost of shares repurchased.................             --           88,134
                                               ------------     ------------
 Net change resulting from share
  transactions..............................   $  1,536,382     $    169,189
                                               ============     ============
Capital Stock Share Activity:
 Retail Class
 Shares sold................................          6,910              679
 Shares issued in reinvestment of
  dividends.................................            512               20
 Shares repurchased.........................             --           (7,637)
                                               ------------     ------------
 Net change resulting from share
  transactions..............................          7,422           (6,938)
                                               ============     ============
 Institutional Class
 Shares sold................................         12,810            7,316
 Shares issued in reinvestment of
  dividends.................................        116,365               87
 Shares repurchased.........................             --            7,632
                                               ------------     ------------
 Net change resulting from share
  transactions..............................        129,175           15,035
                                               ============     ============


Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              13
Financial Highlights -- For a share outstanding throughout the period

                                                           U.S. Treasury Reserve Fund
                            -------------------------------------------------------------------------------
                              Six Months Ended
                               March 31, 2000                Year Ended                 Year Ended
                                 (unaudited)             September 30, 1999         September 30, 1998
                            -------------------------   ------------------------  -------------------------
                            Service     Institutional   Service    Institutional  Service     Institutional
                             Class          Class        Class         Class       Class          Class
                            -------     -------------   -------    -------------  --------    -------------
Net Asset Value,
 beginning of period....... $ 1.000       $  1.000      $ 1.000      $  1.000     $  1.000      $  1.000
                            -------       --------      -------      --------     --------      --------
Income from
 Investment Operations:
 Net investment income.....   0.023          0.024        0.041         0.043        0.048         0.049
 Net realized and
  unrealized gain (loss) on
  investments..............      --             --           --(b)         --(b)        --(b)         --(b)
                            -------       --------      -------      --------     --------      --------
 Total from Investment
  Operations...............   0.023          0.024        0.041         0.043        0.048         0.049
Less Distributions:
 Dividends from net
  investment income........  (0.023)        (0.024)      (0.041)       (0.043)      (0.048)       (0.049)
                            -------       --------      -------      --------     --------      --------
Net Asset Value,
 end of period............. $ 1.000       $  1.000      $ 1.000      $  1.000     $  1.000      $  1.000
                            =======       ========      =======      ========     ========      ========
Total Return...............    2.31%(d)       2.43%(d)     4.13%         4.38%        4.88%         4.97%
Ratios/Supplemental Data:
Net Assets, end of period
 (000s).................... $ 6,339       $ 51,568      $ 6,198      $ 64,600     $ 11,196      $ 45,750
Ratios to average
 net assets:
 Net investment income*....    4.56%(c)       4.81%(c)     4.06%         4.31%        4.87%         4.91%
 Operating expenses*.......    0.68%(c)       0.43%(c)     0.64%         0.39%        0.47%         0.43%
 Operating expenses
  excluding reimbursement,
  waiver and custody
  earnings credits.........    0.98%(c)       0.73%(c)     0.97%         0.72%        0.82%         0.78%
 Net investment income
  excluding reimbursements,
  waiver and custody
  earnings credits.........    4.26%(c)       4.51%(c)     3.73%         3.98%        4.52%         4.56%
                                  Year Ended
                            September 30, 1997(a)
                            ---------------------------
                            Service      Institutional
                             Class           Class
                            ------------ --------------
Net Asset Value,
 beginning of period....... $  1.000        $ 1.000
                            ------------ --------------
Income from
 Investment Operations:
 Net investment income.....    0.049          0.050
 Net realized and
  unrealized gain (loss) on
  investments..............       --(b)          --(b)
                            ------------ --------------
 Total from Investment
  Operations...............    0.049          0.050
Less Distributions:
 Dividends from net
  investment income........   (0.049)        (0.050)
                            ------------ --------------
Net Asset Value,
 end of period............. $  1.000        $ 1.000
                            ============ ==============
Total Return...............     5.04%          5.08%
Ratios/Supplemental Data:
Net Assets, end of period
 (000s).................... $ 73,581        $ 1,995
Ratios to average
 net assets:
 Net investment income*....     4.93%(c)       4.93%(c)
 Operating expenses*.......     0.35%(c)       0.35%(c)
 Operating expenses
  excluding reimbursement,
  waiver and custody
  earnings credits.........     1.36%(c)       0.86%(c)
 Net investment income
  excluding reimbursements,
  waiver and custody
  earnings credits.........     3.92%(c)       4.42%(c)

----------------------------------------------
 * During the period certain expenses were reduced for credits earned at Cus-todian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on October 1, 1996.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized.
 (d) Not annualized.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                       First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


14
Financial Highlights -- For a share outstanding throughout the period

                                                                  Cash Reserve Fund
                               -------------------------------------------------------------------------
                                 Six Months Ended
                                  March 31, 2000                Year Ended             Year Ended
                                    (unaudited)             September 30, 1999     September 30, 1998
                               -------------------------   ---------------------- ----------------------
                               Service     Institutional   Service  Institutional Service  Institutional
                                Class          Class        Class       Class      Class       Class
                               -------     -------------   -------  ------------- -------  -------------
Net Asset Value, beginning of
 period......................  $1.000        $  1.000      $1.000      $ 1.000    $1.000     $  1.000
                               ------        --------      ------      -------    ------     --------
Income from
 Investment Operations:
 Net investment income.......   0.026           0.027       0.045        0.048     0.051        0.052
 Net realized and unrealized
  gain (loss) on
  investments................   --(b)           --(b)       --(b)        --(b)     --(b)        --(b)
                               ------        --------      ------      -------    ------     --------
 Total from Investment
  Operations.................   0.026           0.027       0.045        0.048     0.051        0.052
Less Distributions:
 Dividends from net
  investment income..........  (0.026)         (0.027)     (0.045)      (0.048)   (0.051)      (0.052)
                               ------        --------      ------      -------    ------     --------
Net Asset Value,
 end of period...............  $1.000        $  1.000      $1.000      $ 1.000    $1.000     $  1.000
                               ======        ========      ======      =======    ======     ========
Total Return.................    2.59%(d)        2.72%(d)    4.59%        4.86%     5.19%        5.29%
Ratios/Supplemental Data:
Net Assets,
 end of period (000s)........  $   63        $101,195      $  172      $77,660    $  487     $145,634
Ratios to average net assets:
 Net investment income*......    5.13%(c)        5.38%(c)    4.52%        4.77%     5.15%        5.20%
 Operating expenses*.........    0.67%(c)        0.42%(c)    0.66%        0.41%     0.49%        0.44%
 Operating expenses
  excluding reimbursement,
  waiver and custody earnings
  credits....................    0.97%(c)        0.72%(c)    0.96%        0.71%     0.78%        0.73%
 Net investment income
  excluding reimbursements,
  waiver and custody earnings
  credits....................    4.83%(c)        5.08%(c)    4.22%        4.47%     4.86%        4.91%
                                   Period Ended
                               September 30, 1997(a)
                               --------------------------
                               Service     Institutional
                                Class          Class
                               ----------- --------------
Net Asset Value, beginning of
 period......................  $ 1.000        $1.000
                               ----------- --------------
Income from
 Investment Operations:
 Net investment income.......    0.037         0.038
 Net realized and unrealized
  gain (loss) on
  investments................    --(b)         --(b)
                               ----------- --------------
 Total from Investment
  Operations.................    0.037         0.038
Less Distributions:
 Dividends from net
  investment income..........   (0.037)       (0.038)
                               ----------- --------------
Net Asset Value,
 end of period...............  $ 1.000        $1.000
                               =========== ==============
Total Return.................     3.78%(d)      3.82%(d)
Ratios/Supplemental Data:
Net Assets,
 end of period (000s)........  $57,947        $   61
Ratios to average net assets:
 Net investment income*......     5.23%(c)      5.23%(c)
 Operating expenses*.........     0.35%(c)      0.35%(c)
 Operating expenses
  excluding reimbursement,
  waiver and custody earnings
  credits....................     1.43%(c)      0.93%(c)
 Net investment income
  excluding reimbursements,
  waiver and custody earnings
  credits....................     4.15%(c)      4.65%(c)

-----------------------------------------------
  * During the period certain expenses were reduced for credits earned at Cus-todian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on January 13, 1997.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized.
 (d) Not annualized.

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

First Choice Funds Trust
                                                   [LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


                                                                             15
Financial Highlights -- For a share outstanding throughout the period

                                                   Equity Fund
                          ----------------------------------------------------------------------------
                            Six Months Ended                                     Period Ended
                             March 31, 2000                Year Ended           September 30,
                              (unaudited)              September 30, 1999          1998(a)
                          -------------------------   ---------------------- -------------------------
                          Retail      Institutional   Retail   Institutional Retail      Institutional
                          Class           Class       Class        Class     Class           Class
                          ------      -------------   ------   ------------- ------      -------------
Net Asset Value,
 beginning of period....  $12.02         $ 12.03      $ 9.46      $  9.47    $10.00         $ 10.00
                          ------         -------      ------      -------    ------         -------
Income from Investment
 Operations:
 Net investment income..    0.01            0.03        0.08         0.10        --            0.01
 Net realized and
  unrealized gain (loss)
  on investments........    2.50            2.48        2.57         2.57     (0.54)          (0.54)
                          ------         -------      ------      -------    ------         -------
 Total from Investment
  Operations............    2.51            2.51        2.65         2.67     (0.54)          (0.53)
                          ------         -------      ------      -------    ------         -------
Less Distributions:
 Dividends from net
  investment income.....   (0.02)          (0.03)      (0.09)       (0.11)       --              --
 Dividends from realized
  gains on investments..   (0.89)          (0.89)         --           --        --              --
                          ------         -------      ------      -------    ------         -------
Total distributions.....   (0.91)          (0.92)      (0.09)       (0.11)       --              --
                          ------         -------      ------      -------    ------         -------
Net Asset Value, end of
 period.................  $13.62         $ 13.62      $12.02      $ 12.03    $ 9.46         $  9.47
                          ======         =======      ======      =======    ======         =======
Total Return............   22.10%(c)       22.10%(c)   27.98%       28.29%   (5.40)%(c)      (5.30)%(c)
Ratios/Supplemental
 Data:
Net Assets, end of
 period (000s)..........  $  188         $22,436      $   77      $18,251    $  126         $14,226
Ratios to average net
 assets:
 Net investment
  income*...............    0.29%(b)        0.54%(b)    0.75%        0.94%     0.05%(b)        0.30%(b)
 Operating expenses*....    0.88%(b)        0.63%(b)    0.93%        0.74%     1.50%(b)        1.25%(b)
 Operating expenses
  excluding
  reimbursement, waiver,
  and custody earnings
  credits...............    1.99%(b)        1.74%(b)    2.03%        1.84%     2.69%(b)        2.44%(b)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits...............   (0.82)%(b)      (0.57)%(b)  (0.35)%      (0.16)%   (1.13)%(b)      (0.88)%(b)
 Portfolio Turnover
  Rate..................      11%(c)          11%(c)     110%         110%       47%             47%

-----------------------------------------------
  * During the period certain expenses were reduced for credits earned at Cus-todian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on June 2, 1998.
 (b) Annualized
 (c) Not annualized

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

                                                       First Choice Funds Trust
-------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


16
Notes to Financial Statements -- March 31, 2000 (unaudited)


1. ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of the U.S. Treasury Reserve Fund, the Cash Reserve Fund and the Equity Fund (individually a "Fund", collectively the "Funds"). Between the date of organization and com-mencement of operations, the U.S. Treasury Reserve and Cash Reserve Funds had no operations other than the initial sale of $100,000 of shares to the dis-tributor (original seed money for the U.S. Treasury Reserve Fund and the Cash Reserve Fund).

The investment objective of the U.S. Treasury Reserve Fund is to provide in-vestors with as high a level of current income as is consistent with liquidi-ty, maximum safety of principal and the maintenance of a stable $1.00 net as-set value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current in-come, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obliga-tions. The investment objective of the Equity Fund is to provide long-term capital growth and income by investing primarily in common stocks.

From time to time, for temporary defensive or emergency purposes, the Equity Fund may invest a portion of its assets in cash, cash equivalents and debt se-curities when First American Capital Management, Inc., (the "Adviser" or "First American") deems such a position advisable in light of economic or mar-ket conditions. The Equity Fund may invest a portion of its assets in foreign securities and in equity securities of smaller companies, engage in short selling, invest in futures and options and invest in convertible debt or pre-ferred securities. In addition, the Equity Fund may invest to a limited extent in illiquid or restricted securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: Money market securities are valued utilizing the amor-tized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amor-tized cost method, a security is initially valued at cost. Each day thereaf-ter, the security value is adjusted on a constant basis for any discount or premium until maturity. Investments in equity securities which are traded on a recognized stock exchange or for which price quotations are available will normally be valued on the basis of market quotations furnished by a pricing service which has been approved by The Board of Trustees.

Securities Transactions and Related Income: Security transactions are ac-counted for on a trade date basis, (the date the security is purchased or sold) for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund. Interest income is recorded on the accrual basis and includes, where applica-ble, the amortization of premium or accretion of discount based on the straight-line method. Dividend income is recorded on ex-dividend date. Gains or losses realized on the sale of securities are determined by using the spe-cific identification cost method.

Distributions to Shareholders: Dividends from net investment income are de-clared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Re-serve Fund. The Equity Fund declares dividends from net investment income, if any, quarterly and pays such amounts quarterly. Distributable net realized capital gains for the Funds, if any, will be declared and distributed at least annually.

Income distributions and capital gain distributions are determined in accor-dance with income tax regulations which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code. It is also the policy of the Funds to make distributions of net investment income and net realized capital gains suf-
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First Choice Funds Trust
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                                                                             17
Notes to Financial Statements -- March 31, 2000 (unaudited)(continued)

ficient to relieve it from all, or substantially all, Federal income and ex-cise taxes.

Organization and Offering Costs: Costs incurred by the Trust in connection with its organization and offering of shares have been deferred and are being amortized using the straight-line method over a period of five years and one year period, respectively, from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the am-ortization period by any holder thereof, the redemption proceeds will be re-duced by any unamortized organizational costs of the Fund in the same propor-tion as the number of said shares of the Fund being redeemed bears to the num-ber of initial shares of that Fund that are outstanding at the time of redemp-tion.

Expenses: The Trust accounts separately for the assets, liabilities and opera-tions of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on relative average net assets.

In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated to each class based on relative average net assets. Operating expenses directly attributable to a class of shares of a Fund are charged to the operations of that class.

Other: Each Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts earned on such uninvested cash balances. For the six months ended March 31, 2000, custodian fees were reduced by $241, $230 and $29 for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into four classes of shares--the Institutional Class, Service Class, Retail Class and the Investment Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and ex-penses (except the Service Class, Retail Class and Investment Class are sub-ject to a Rule 12b-1 fee and the Institutional Class, Retail Class, Service Class and Investment Class are subject to a Shareholder Service fee) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

As of March 31, 2000, First American Trust Company, an affiliate of First American, held 86% of the U.S. Treasury Reserve Fund, 98% of the Cash Reserve Fund and 98% of the Equity Fund. One shareholder held 10% of the U.S. Treasury Reserve Fund.

If a large redemption occurred, the Funds could be impacted because of the concentration of the Funds' outstanding shares amongst a limited number of shareholders.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

Investment advisory services are provided to the Funds by First American. Un-der the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the U.S. Treasury Reserve Fund and Cash Reserve Fund and 1.00% of the average daily net assets of the Equity Fund.

The Trust and PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc., are parties to an agreement under which PFPC provides administration services for a fee calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund. In addition, PFPC also provides certain fund accounting and transfer agency services.

Provident Distributors, Inc., (the "Distributor"), serves as distributor of the Funds. The Distributor receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service Class and Investment Class of the U.S. Treasury Reserve Fund and Cash Reserve Fund and the Retail Class of the Equity Fund. Under the Plan, each Fund pays the Distributor a fee not to exceed
0.25%, on an annual basis, of its average daily net assets for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsid-iaries incur for providing distribution or shareholder service assistance. The Plan may be terminated at any time without the payment of any penalties, by the vote of the majority of the Trustees, or the vote of the holders of a ma-jority of the outstanding shares.
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                                                       First Choice Funds Trust
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18
Notes to Financial Statements -- March 31, 2000 (unaudited) (continued)


The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class, Institutional Class and Investment Class of the U.S. Treasury Reserve Fund and the Cash Re-serve Fund, such as maintaining shareholder accounts and records. The Service Class and Institutional Class may pay shareholder servicing fees to Service Organizations in amounts up to 0.25% of its average daily net assets and the Investment Class may pay shareholder servicing fees up to 0.75% of its average daily net assets. The Equity Fund may pay shareholder servicing fees to Serv-ice Organizations in amounts up to 0.25% of the average daily net assets of the Retail Class and Institutional Class owned by shareholders serviced by the Service Organizations. As of March 31, 2000, there were no arrangements with Service Organizations in place.

Certain officers of the Trust are affiliated with PFPC Inc. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. Trustees of the Trust receive an annual retainer of $1,000, a fee of $1,000 for each Board of Trustees meeting attended, $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket ex-penses relating to attendance at such meetings.

Fees may be voluntarily waived or reimbursed to assist the Funds in maintain-ing competitive expense or performance ratios. Information regarding these transactions is as follows for the six months ended March 31, 2000:

                                             U.S. Treasury Cash Reserve  Equity
                                             Reserve Fund      Fund       Fund
                                             ------------- ------------ --------
First American:
Advisory fees waived........................   $ 67,416      $ 84,979   $102,112
PFPC Inc.:
Fees waived.................................   $ 33,708      $ 42,489   $ 10,211
                                               --------      --------   --------
                                               $101,124      $127,468   $112,323
                                               ========      ========   ========

Pacific American Securities LLC, an affiliate to First American, provided bro-kerage services to the Equity Fund. For the six months ended March 31, 2000 the Equity Fund incurred $3,025 in brokerage commissions with Pacific American Securities LLC.

5. SECURITIES TRANSACTIONS

For the six months ended March 31, 2000, the aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the Equity Fund, was as follows:

                   Purchases     Sales
                  ----------- -----------
U.S Government
 Securities.....  $        -- $        --
Other Investment
 Securities.....  $ 2,544,811 $ 2,274,555

At March 31, 2000, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for the Equity Fund were as follows:

Appreciation.... $6,232,297
Depreciation....   (782,783)
                 ----------
Net............. $5,449,514
                 ==========

6. CAPITAL LOSS CARRY FORWARD

As of September 30, 1999, the Cash Reserve Fund had capital loss carryforwards which expire as follows: $286 in 2005 and $1,171 in 2006.

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First Choice Funds Trust
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                               INVESTMENT ADVISER
                    First American Capital Management, Inc.
                             567 San Nicolas Drive
                                   Suite 101
                        Newport Beach, California 92660

                                 ADMINISTRATOR
                                   PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                      King of Prussia, Pennsylvania 19406

                                   CUSTODIAN
                       Investors Fiduciary Trust Company
                            801 Pennsylvania Avenue
                          Kansas City, Missouri 64105

                                    COUNSEL
                    Paul, Weiss, Rifkind, Wharton & Garrison
                          1285 Avenue of the Americas
                         New York, New York 10019-6064

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                            2400 Eleven Penn Center
                        Philadelphia, Pennsylvania 19103
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